Current and Deferred Taxes (Details) - Schedule of Effective Tax Rate Reconciliation - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Effective Tax Rate Reconciliation [Abstract]
Tax calculated over profit before tax, Tax rate		27.00%	27.00%	27.00%
Tax calculated over profit before tax, Amount		$ 186,674	$ 238,415	$ 290,005
Price level restatement for tax purposes, Tax rate	[1]	(12.19%)	(18.70%)	(7.56%)
Price level restatement for tax purposes, Amount	[1]	$ (84,289)	$ (165,164)	$ (81,235)
Single penalty tax (rejected expenses), Tax rate		0.05%	0.03%	(0.01%)
Single penalty tax (rejected expenses), Amount		$ 379	$ 236	$ 210
Other, Tax rate		(0.75%)	2.28%	0.00%
Other, Amount		$ (5,216)	$ 20,137	$ 12,684
Effective tax rates and expenses for income tax, Tax rate		14.14%	10.61%	19.43%
Effective tax rates and expenses for income tax, Amount		$ 97,548	$ 93,624	$ 221,664

[1]	Mainly corresponds to the permanent differences originated from the Tax Capital Monetary Correction and the effect of the bonds received under article 104 of the Tax Law.